Structured entities (Tables)	12 Months Ended
Dec. 31, 2019
34. Structured entities
Summary of interests in unconsolidated structured entities

The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2019
Assets
Trading portfolio assets	-	9,585	-	76	9,661
Financial assets at fair value through the income statement	32,859	-	-	2,500	35,359
Derivative financial instruments	-	-	2,369	-	2,369
Financial assets at fair value through other comprehensive income	-	-	-	391	391
Loans and advances at amortised cost	-	-	-	17,092	17,092
Reverse repurchase agreements and other similar secured lending	77	-	-	-	77
Other assets	-	-	-	22	22
Total assets	32,936	9,585	2,369	20,081	64,971
Liabilities
Derivative financial instruments	-	-	3,171	2,437	5,608

As at 31 December 2018
Assets
Trading portfolio assets	-	12,206	-	-	12,206
Financial assets at fair value through the income statement	32,359	-	-	2,595	34,954
Derivative financial instruments	-	-	5,236	-	5,236
Financial assets at fair value through other comprehensive income	-	-	-	-	-
Loans and advances at amortised cost	-	-	-	15,019	15,019
Reverse repurchase agreements and other similar secured lending	-	-	-	-	-
Other assets	-	-	-	13	13
Total assets	32,359	12,206	5,236	17,627	67,428
Liabilities
Derivative financial instruments	-	-	6,438	2,586	9,024

Other interests in unconsolidated structured entities

The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the purpose of the entities and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programmes	Lending	Investment funds and trusts	Others	Total
	£m	£m	£m	£m	£m
As at 31 December 2019
Trading portfolio assets	-	-	-	76	76
Financial assets at fair value through the income statement
– Debt securities	-	-	-	80	80
– Loans and advances	-	-	-	2,417	2,417
– Equity securities	-	-	-	3	3
Financial assets at fair value through other comprehensive income	-	-	-	391	391
Loans and advances at amortised cost	5,930	7,874	-	3,288	17,092
Other assets	17	4	1	-	22
Total on-balance sheet exposures	5,947	7,878	1	6,255	20,081
Total off-balance sheet notional amounts	8,649	3,732	-	1,621	14,002
Maximum exposure to loss	14,596	11,610	1	7,876	34,083
Total assets of the entity	78,716	139,210	501	15,638	234,065

As at 31 December 2018
Trading portfolio assets	-	-	-	-	-
Financial assets at fair value through the income statement
– Debt securities	444	-	-	114	558
– Loans and advances	-	-	-	2,037	2,037
– Equity securities	-	-	-	-	-
Financial assets at fair value through other comprehensive income	-	-	-	-	-
Loans and advances at amortised cost	6,100	8,269	-	650	15,019
Other assets	9	3	1	-	13
Total on-balance sheet exposures	6,553	8,272	1	2,801	17,627
Total off-balance sheet notional amounts	11,671	4,172	-	431	16,274
Maximum exposure to loss	18,224	12,444	1	3,232	33,901
Total assets of the entity	73,109	187,176	455	21,255	281,995